Loan	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Loan

Note 9 – Loan

In June 2019 the Company entered into Loan and Security agreement (the “Loan Facility”) in the amount of $9,999. The principal amount outstanding under each Advance shall accrue at the following rate per annum rate equal to the greater of six and one-half percentage points (6.50%) above the Prime Rate of 12.00%, which interest shall be payable monthly. Immediately upon the occurrence and during the continuance of an event of default as defined in the contract, the Obligations shall bear interest at a rate per annum which is four percentage points (4.0%) above the rate that is otherwise applicable thereto. Additionality, concurrently with the grant of the loan, the Company issued warrants to 1,872,993 shares of preference Series A, per value 0.0001$ per share, and exercise price of 0.2803$ per share. The Warrants expiration date was settled as the earlier of (1) the date that is ten (10) years after the original Issue Date, (2) the Initial Public Offering and (3) a Liquid Acquisition.

In January 2021 the Loan Facility agreement was amended (“First Amendment”) to restructure the payments due on February 2021 to be deferred until May 1, 2021, at which time such deferred payments shall be due in full. In June 2021 the Loan Facility agreement and First Amendment (collectively, the “Loan Facility”) were further amended (“Second Amendment”) to restructure the payments due on May 2021 to January 2022 (collectively, the “Deferred Payments”). Company shall repay Deferred Payments including principal amount in twenty-two (22) consecutive equal monthly payments as to the first $5,000 advance and twenty-five (25) consecutive equal monthly payments as to the second $5,000 advance.

In years 2022-2024 the Loan Facility agreement was further amended to restructure the payments due on January 2022 to December 2024.The forbearance period was extended until the earlier of December 31, 2025 and Company’s closing of an equity financing of at least $20,000 where all Deferred Payments including principal shall be repay in twenty-two (22) consecutive equal monthly payments as to the first $5,000 advance and twenty-five (25) consecutive equal monthly payments as to the second $5,000 advance.

In November 2023, a total of $3,152 from the loan were converted into 6,466,194 Series B-1 Preferred Stock of $ 0.0001 par value as part of Series B Preferred Stock Purchase Agreement. Additionally, the warrants mentioned above were cancelled and replaced by a new 741,435 Series B-1 warrant, per value 0.0001$ per share, and exercise price of 0.4875$ per share. The Series B-1 Warrants shall be convertible, at the option of the holder, at any time after the date on which such warrant was issued by the Company, into such number of fully paid and non-assessable Common Stock as is determined by dividing the value of the warrant.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

On August 6, 2025, the Company entered into a Securities Purchase and Conversion Agreement. Pursuant to the Agreement, the Company converted 50% of its outstanding loan obligations, totaling approximately $6.8 million, into 682,770 shares of its Series E Convertible Preferred Stock (“Series E Preferred”), stated value $10.00 per share. The Series E Preferred is convertible into shares of the Company’s common stock and accrues dividends on the stated value thereof at the same rate as the original loan. Dividends are payable, at the Company’s election, in cash or shares of common stock. The initial conversion price for the Series E Preferred is $4.62 per share. Upon the holder of the Company’s Series C Preferred Stock receiving a return of capital in the minimum amount of $8,000,000, the conversion price for the Series E Preferred will adjust to $3.75 per share. Concurrently with the Securities Purchase and Conversion Agreement, the Company entered into a Waiver and Twenty-seventh Amendment to Loan and Security Agreement (the “Amendment”) with the holder of its senior secured debt. Under the Amendment, the remaining approximately $6.8 million in loan obligations are subject to a modified repayment schedule. Upon the earlier of: (i) the Company closing one or more equity financings yielding an aggregate amount of net cash proceeds of at least $20,000,000; or (ii) June 30, 2026, the Company shall make twenty-four (24) consecutive equal monthly installments of principal and interest based on a thirty-six (36) month amortization period, with the balance of the obligation due and payable on the 25th month.

The total interest expenses for the nine months ended September 30, 2025 and 2024 were $993 and $1,144, respectively. Accrued interest for September 30, 2025 and December 31, 2024 were $145 and $2,800, respectively. Any unpaid interest was accrued as part of the loan.

Note 9 – Loan and Convertible Promissory Note

Loan:

In June 2019 the Company entered into Loan and Security agreement (the “Loan Facility”) in the amount of $9,999. The principal amount outstanding under each Advance shall accrue at the following rate per annum rate equal to the greater of six and one-half percentage points (6.50%) above the Prime Rate of 12.00%, which interest shall be payable monthly. Immediately upon the occurrence and during the continuance of an event of default as defined in the contract, the Obligations shall bear interest at a rate per annum which is four percentage points (4.0%) above the rate that is otherwise applicable thereto. Additionality, concurrently with the grant of the loan, the Company issued warrants to 1,872,993 shares of preference Series A, per value $0.0001 per share, and exercise price of $0.2803 per share. The Warrants expiration date was settled as the earlier of (1) the date that is ten (10) years after the original Issue Date, (2) the Initial Public Offering and (3) a Liquid Acquisition.

In January 2021 the Loan Facility agreement was amended (“First Amendment”) to restructure the payments due on February 2021 to be deferred until May 1, 2021, at which time such deferred payments shall be due in full. In June 2021 the Loan Facility agreement and First Amendment (collectively, the “Loan Facility”) were further amended (“Second Amendment”) to restructure the payments due on May 2021 to January 2022 (collectively, the “Deferred Payments”). Company shall repay Deferred Payments including principal amount in twenty-two (22) consecutive equal monthly payments as to the first $5,000 advance and twenty-five (25) consecutive equal monthly payments as to the second $5,000 advance.

In years 2022-2024 the Loan Facility agreement was further amended to restructure the payments due on January 2022 to December 2024.The forbearance period was extended until the earlier of December 31, 2025 and Company’s closing of an equity financing of at least $20,000 where all Deferred Payments including principal shall be repay in twenty-two (22) consecutive equal monthly payments as to the first $5,000 advance and twenty-five (25) consecutive equal monthly payments as to the second $5,000 advance.

In November 2023, a total of $3,152 from the loan were converted into 2,155,398 Series B-1 Preferred Stock of $0.0001 par value as part of Series B Preferred Stock Purchase Agreement. Additionally, the warrants mentioned above were cancelled and replaced by a new 247,145 Series B-1 warrant, per value $0.0001 per share, and exercise price of $0.4875 per share.

The total interest expenses and accrued interest for the year ended December 31, 2024 were $1,505 and $2,808, respectively, and as for year ended December 31, 2023, were $1,931 and $1,303, respectively. Any unpaid interest was accrued as part of the loan.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Convertible Promissory Note:

In July 2020, the Company entered into Convertible Promissory Note agreements (the “Convertible Promissory Note”) with its existing investors in an aggregate amount of $11,419. Deferred loan issuance costs in the amount of $14 were recorded net of the loan and will be recognized as additional interest expense over the life of the loan.

The principal amount bear 7% interest per annum. According to the terms of the Convertible Promissory Note agreements, the entire amount of the outstanding principal and any unpaid accrued interest shall automatically convert in whole without any further action by the holder into Common Stock of the Company, at a conversion price equal to the cash price paid per share for the equity securities by the Investors in the qualified financing at a conversion price equal to the lesser of (i) the cash price paid per share for equity securities by the Investors in the Qualified Financing multiplied by 0.75, and (ii) $0.2803.

If the Notes remain outstanding at the maturity date, then, effective upon the maturity date (January 21, 2022), the majority noteholders may elect to convert the outstanding principal amount of the Notes and any unpaid accrued interest, into shares of the Company’s Series A Preferred Stock at a conversion price equal to the $0.2803 series A price per share.

In July 2021, the Company entered into Second Convertible Promissory Note agreements (the “Second Convertible Promissory Note”) with its existing investors in an aggregate amount of $6,100. The principal amount bear 7% interest per annum. According to the terms of the Second Convertible Promissory Note agreements, the entire amount of the outstanding principal and any unpaid accrued interest shall automatically convert in whole without any further action by the holder into Common Stock of the Company, at a conversion price equal to the cash price paid per share for the equity securities by the Investors in the qualified financing at a conversion price equal to the lesser of (i) the cash price paid per share for equity securities by the Investors in the Qualified Financing multiplied by 0.75, and (ii) $0.2803.

In December 2021, the Convertible Promissory Note dated July 2020 was amended to extend the maturity date of the notes to January 2, 2023 and later was extend further to January 2024.

In January 2022, June 2022 and in November 2022 the Company entered into three additional Convertible Promissory Note agreements with its existing investors in an aggregate amount of $6,000, $2,000 and $7,517, respectively. The principal amount bear 7% interest per annum. According to the terms of the Third, Fourth and Fifth Convertible Promissory Note agreements, the entire amount of the outstanding principal and any unpaid accrued interest shall automatically convert in whole without any further action by the holder into Common Stock of the Company, at a conversion price equal to the cash price paid per share for the equity securities by the Investors in the qualified financing at a conversion price equal to the lesser of (i) the cash price paid per share for Equity Securities by the Investors in the Qualified Financing multiplied by 0.75, and (ii) $0.2803.

If the Notes remain outstanding at the maturity date, then, effective upon the maturity date (January 1, 2024), the Majority Noteholders may elect to convert the outstanding principal amount of the Notes and any unpaid accrued interest, into shares of the Company’s Series A Preferred Stock at a conversion price equal to the $0.2803 Series A Price Per Share.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In November 2022, in anticipation of a new equity financing and/or corporate restructuring, the Company entered into omnibus amendment and waiver of convertible notes and participation direction with its existing investors that combines multiple modifications and waivers related to certain terms and conditions of all previously issued Convertible Promissory Note agreements. The primary modifications extend all note maturity dates to March 31, 2025 and establish new conversion mechanics tied to a future equity financing round of at least $3 million, where noteholders will receive either common shares or preferred stock at the company’s discretion depending on whether the company undergoes a recapitalization.

During 2023 there were no interest payments. The total interest expenses recorded in 2023 were $2,206.

In November 2023 and upon closing an equity financing of $3 million, all Convertible Promissory Notes (principal and interest) were converted into 1,947,073 Series B-1 Preferred Stock for a total consideration of $2,847, 9,154,383 B-2 Preferred Stock for a total consideration of $12,054 and into 7,151,130 Series B-3 Preferred Stock for a total consideration of $10,797. This conversion ratio resulted in a $16,270 million capital gain to the Company due to the new conversion terms defined in the 2022 omnibus agreement.

Upon the direct listing, the Series B-1 Warrants shall remain outstanding, and the holder shall have the option, at any time, to convert each warrant into such number of fully paid and non-assessable Common Stock as is determined by dividing the value of the warrant (meaning aggregate fair market value of warrants less the aggregate exercise price of warrant) at the time the conversion by the fair market value of one warrant share, as defined therein.